ACQUISITIONS	12 Months Ended
Dec. 31, 2017
ACQUISITIONS
ACQUISITIONS

3.      ACQUISITIONS

Yingjiesheng.com

In April 2015, to expand its online operations, the Company acquired 100% of the equity interests in Shanghai Yishu Information Technology Co., Ltd. and Shanghai Pinyi Information Technology Co., Ltd. These two companies wholly own and operate Yingjiesheng.com (“YJS”), an established online recruitment website which focuses on college graduates and students in China. The total purchase price was RMB250,000 and was funded from the Company’s existing cash resources. Beginning April 3, 2015, the date of acquisition, YJS has been fully consolidated into the Group’s financial statements. The allocation of the purchase price at the date of acquisition is summarized as follows:

RMB
Net assets	10,524
Identifiable intangible assets:
Trade names	35,600
Customer relationships	12,270
Goodwill	203,574
Deferred tax liabilities	(11,968)

Total	250,000

Beijing Zhiding Youyuan Management Consulting Co., Ltd.

In June 2015, to expand the scope of its training services, the Company completed an acquisition of a 60% equity interest in Beijing Zhiding Youyuan Management Consulting Co., Ltd. (“Zhiding Youyuan”), a provider of talent assessment and psychometric testing services in China. The total purchase price was RMB18,660 and was fully paid from the Company’s existing cash resources. Beginning June 23, 2015, the date of acquisition, Zhiding Youyuan has been fully consolidated into the Group’s financial statements. The allocation of the purchase price at the date of acquisition is summarized as follows:

RMB
Net assets	14,170
Goodwill	13,820
Non-controlling interests	(9,330)

Total	18,660

Lagou Information Limited

In December 2017, to expand its online operations, the Company completed an acquisition of a 66% equity interest in Lagou Information Limited, an entity incorporated in the Cayman Islands. Lagou is the holding company of Beijing Lagou Network Technology Co., Ltd., which owns and operates a recruitment website focused on technology and engineering talent in China. The total purchase price was RMB782,594 and was funded from the Company’s existing cash resources. Beginning December 26, 2017, the date of acquisition, Lagou has been fully consolidated into the Group’s financial statements. As the acquisition date was just prior to end of the year, there was no material contribution from Lagou to the Company’s consolidated statement of operations and comprehensive income for the year ended December 31, 2017. The allocation of the purchase price at the date of acquisition is summarized as follows:

RMB
Net assets	125,026
Identifiable intangible assets:
Trade names	60,183
Technology	35,979
Goodwill	804,060
Deferred tax liabilities	(14,424)
Redeemable non-controlling interests	(228,230)

Total	782,594

Based on the Company’s assessment, the revenues and net earnings of YJS, Zhiding Youyuan and Lagou were not considered material to the Group. Pro forma results of operations for the acquisitions described above have not been presented because they are not material to the consolidated statements of operations and comprehensive income, either individually or in aggregate.